Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
20 .	Commitments and contingencies
Operating lease as lessee
The Group leases certain office premises under
non-cancelable
leases. Rental expenses under operating leases for the years ended December 31,
2
017,
2018 and 2019 were
RMB25,971,264,

RMB36,914,653 and RMB39,845,627, respectively.
Future minimum lease payments under
non-cancelable
operating leases agreements are as follows:

Years ending	RMB
2020	45,023,403
2021	26,297,961
2022	11,451,395
2023	1,297,103
2023 and thereafter	—
The Group’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents.
Contingencies
In 2019, the Group was named as one of the defendants to lawsuits filed in court by a third party company platform operator for mobile apps and games in China. The third party platform operator is seeking a total monetary damage in an amount of RMB66.7 million by claiming certain steamers infringe their non-compete agreements with it by operating on the Group’s platform.
The Group believe these allegations are without merit and will vigorously defend against them. These cases are still in early stage and the Group is not able to make a reliable estimate of the amount or range of possible loss, if any.
The Group is subject to other periodic legal or administrative proceedings in the ordinary course of business.